Note 6 - Disclosures to the interim condensed consolidated statements of income or loss - Planned Volume Of The Program, Weighted Average Fair Value, Total Expense And Corresponding Increase In Equity (Details) - EUR (€)
€ / shares in Units, € in Thousands
6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at reporting date (EUR)	€ 2.83	€ 2.83
Increase in equity (kEUR)	€ 1,221	€ 1,165
Proportionate fair value of ESOP recognized in other general and administrative expense	61
Proportionate fair value of ESOP recognized in selling and distribution expense	20
Proportionate fair value of ESOP recognized in cost of research and development	€ 211
Employee Stock Option Program or ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options planned to be granted	506,379
Weighted average fair value at reporting date (EUR)	€ 2.77
Expense of the period (kEUR)	€ 292,264
Increase in equity (kEUR)	€ 292,264